Revenue - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 15, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities		£ 1,472	£ 1,160	£ 1,158
Future revenues in relation to unfulfilled performance obligations		£ 5,200	4,800	3,100
Remaining performance obligation, expected timing of satisfaction, period		3 years
Revenue from performance obligations satisfied or partially satisfied in previous periods		£ 0	0	0
National Grid Grain LNG Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations		3,000	3,000	1,500
UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities			136	136
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations		£ 1,700	£ 1,600	£ 1,500
Remaining performance obligation, expected timing of satisfaction, period		25 years
Connections | Weighted average
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		31 years
Connections | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		40 years
Connections | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		69 years
Connections | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		51 years
Connections | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life		48 years
St William Homes LLP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest disposed	50.00%